Provision for Pension Plan - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2015
Deferred Profit Sharing
Defined Benefit Plan Disclosure [Line Items]
Provisions for employee profit sharing	R$ 309,744	R$ 74,211	R$ 210,054
Sistel
Defined Benefit Plan Disclosure [Line Items]
Surpluses of benefit plan amount				R$ (3,042,000)
Transferred amount related to plan sponsored by company				R$ 2,127,000
Pbsa | Sistel
Defined Benefit Plan Disclosure [Line Items]
Surpluses of benefit plan amount			2,387,963
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Defined contribution pension Benefit Plan, description	A participant’s regular contribution is comprised of two portions: (i) basic—equivalent to 2% of the contribution salary; and (ii) standard—equivalent to 3% of the positive difference between the total contribution salary and the social security contribution. The additional extraordinary contributions from participants are optional and can be made in multiples of 0.5% of the Contribution Salary, for a period of not less than six (6) months.
Maximum limit of contribution salary	8.00%
Transferred amount related to plan sponsored by company	R$ 4,142,553	3,853,595	3,275,485
Allocation of plan assets	100.00%
TelemarPrev Plan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	91.00%
TelemarPrev Plan | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	4.33%
TelemarPrev Plan | Exclusive Investment Funds | BRAZIL
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	5.00%
TelemarPrev Plan | Real Estate And Other
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	4.00%
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Defined contribution pension Benefit Plan, description	The contributions from Active Participants of the PBS-Telemar Benefit Plan correspond to the sum of: (i) 0.5% to 1.5% of the Contribution Salary (according to the participant’s age on enrollment date); (ii) 1% of Contribution Salary that exceeds half of one Standard Unit; and (iii) 11% of the Contribution Salary that exceeds one Standard Unit. The Sponsors’ contributions are equivalent to 8% of the payroll of active participants of the plan.
Transferred amount related to plan sponsored by company	R$ 360,700	314,203	277,624
Allocation of plan assets	100.00%
Mathematical reserves, annual readjustment interest rate	6.00%
PBS-Telemar Plan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	89.00%
PBS-Telemar Plan | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	6.48%
Pbs Tnc Plan
Defined Benefit Plan Disclosure [Line Items]
Defined contribution pension Benefit Plan, description	The contributions from Active Participants of the PBS-TNC Benefit Plan correspond to the sum of: (i) 0.28% to 0.85% of the Contribution Salary (according to the participant’s age on enrollment date); (ii) 0.57% of Contribution Salary that exceeds half of one Standard Unit; and (iii) 6.25% of the Contribution Salary that exceeds one Standard Unit. The Sponsors’ contributions are equivalent to a percentage of the payroll of the employees who are Active Plan Participants, as set on an annual basis in the Costing Plan.
Celprev Plan
Defined Benefit Plan Disclosure [Line Items]
Defined contribution pension Benefit Plan, description	The Additional Regular Contribution corresponds The Participant’s Basic Regular Contribution corresponds to the product obtained by applying a percentage ranging from 0% to 6%, in multiples of 0.5%, as elected by each participant, on the Contribution Salary exceeding 10 Plan Benchmark Units (URPs). The Sponsors contribute with an equivalent amount.
Defined contribution pension benefit plan contribution percentage description	The Participant’s Basic Regular Contribution corresponds to the product obtained by applying a percentage, 0%, 0.5%, 1%, 1.5% or 2%, depending on each participant’s option, to his or her Contribution Salary (SP).
Sponsors non recurring contribution description	The Sponsor’s Nonrecurring Contribution is voluntarily and corresponds to applying a percentage ranging from 50% to 150% of the aggregate Basic Regular and Additional Regular Contributions of the Sponsor, pursuant to consistent, non-discriminatory criteria, made with the frequency set by the Sponsor.
BrTPREV Plans
Defined Benefit Plan Disclosure [Line Items]
Defined contribution pension Benefit Plan, description	The monthly, mandatory Basic Contribution of the BrTPREV group Participants corresponds to the product obtained, in whole numbers, by applying a percentage to the Contribution Salary (SP), according to the Participant’s age and option, as follows: (i) Age up to 25 years old—Basic Contribution cohort of 3% and 8% of the SP; (ii) Age 26 to 30 years old—Basic Contribution cohort of 4% to 8% of the SP; (iii) Age 31 to 35 years old—Basic Contribution cohort of 5% to 8% of the SP; (iv) Age 36 to 40 years old—Basic Contribution cohort of 6% to 8% of the SP; (v) Age 41 to 45 years old—Basic Contribution cohort of 7% to 8% of the SP; and (vi) Age 46 years old or more—Basic Contribution cohort of 8% of the SP.
Transferred amount related to plan sponsored by company	R$ 1,895,591	1,806,042	1,601,000
Allocation of plan assets	100.00%
BrTPREV Plans | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	3.21%
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Defined contribution pension Benefit Plan, description	The monthly, mandatory Basic Contribution of the TCSPREV group Participants corresponds to the product obtained, in whole numbers, by applying a percentage, chosen by the Participant, to the Contribution Salary (SP) as follows: (i) Age up to 25 years old—basic contribution cohort of 3% and 8% of the SP; (ii) Age 26 to 30 years old—basic contribution cohort of 4% to 8% of the SP; (iii) Age 31 to 35 years old—basic contribution cohort of 5% to 8% of the SP; (iv) Age 36 to 40 years old—basic contribution cohort of 6% to 8% of the SP; (v) Age 41 to 45 years old—basic contribution cohort of 7% to 8% of the SP; and (vi) Age 46 years old or more—basic contribution cohort of 8% of the SP.
Transferred amount related to plan sponsored by company	R$ 1,953,967	R$ 1,845,367	R$ 1,558,858
Allocation of plan assets	100.00%
Mathematical reserves, annual readjustment interest rate	4.30%	5.50%
TCSPREV plan | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	9.68%
Pama
Defined Benefit Plan Disclosure [Line Items]
Surpluses of benefit plan amount	R$ 395,359